Material Accounting Policies - Schedule of Material Subsidiaries (Details)	12 Months Ended
Mar. 31, 2025
Subsidiary One [Member]
Material Accounting Policies - Schedule of Material Subsidiaries (Details) [Line Items]
Name of subsidiaries	Silvercorp Metals (China) Inc.
Principal activity	Corporate
Place of incorporation	China
Ownership interest	100.00%
Subsidiary Two [Member]
Material Accounting Policies - Schedule of Material Subsidiaries (Details) [Line Items]
Name of subsidiaries	Adventus Mining Corporation(ii)	[1]
Principal activity	Holding
Place of incorporation	Canada
Ownership interest	100.00%
Subsidiary Three [Member]
Material Accounting Policies - Schedule of Material Subsidiaries (Details) [Line Items]
Name of subsidiaries	Luminex Resources Corp.(ii)	[1]
Principal activity	Holding
Place of incorporation	Canada
Ownership interest	100.00%
Subsidiary Four [Member]
Material Accounting Policies - Schedule of Material Subsidiaries (Details) [Line Items]
Name of subsidiaries	Salazar Holdings Limited(ii)	[1]
Principal activity	Holding
Place of incorporation	Canada
Ownership interest	75.00%
Subsidiary Five [Member]
Material Accounting Policies - Schedule of Material Subsidiaries (Details) [Line Items]
Name of subsidiaries	Fortune Mining Limited
Principal activity	Holding
Place of incorporation	BVI (i)	[2]
Ownership interest	100.00%
Subsidiary Six [Member]
Material Accounting Policies - Schedule of Material Subsidiaries (Details) [Line Items]
Name of subsidiaries	Victor Resources Ltd.
Principal activity	Holding
Place of incorporation	BVI
Ownership interest	100.00%
Subsidiary Seven [Member]
Material Accounting Policies - Schedule of Material Subsidiaries (Details) [Line Items]
Name of subsidiaries	Victor Mining Ltd.
Principal activity	Holding
Place of incorporation	BVI
Ownership interest	100.00%
Subsidiary Eight [Member]
Material Accounting Policies - Schedule of Material Subsidiaries (Details) [Line Items]
Name of subsidiaries	Yangtze Mining (H.K.) Ltd.
Principal activity	Holding
Place of incorporation	Hong Kong
Ownership interest	100.00%
Subsidiary Nine [Member]
Material Accounting Policies - Schedule of Material Subsidiaries (Details) [Line Items]
Name of subsidiaries	Wonder Success Limited
Principal activity	Holding
Place of incorporation	Hong Kong
Ownership interest	100.00%
Subsidiary Ten [Member]
Material Accounting Policies - Schedule of Material Subsidiaries (Details) [Line Items]
Name of subsidiaries	Henan Huawei Mining Co. Ltd. ("Henan Huawei")
Principal activity	Mining
Place of incorporation	China
Ownership interest	80.00%
Mineral properties	Ying Mining District
Subsidiary Eleven [Member]
Material Accounting Policies - Schedule of Material Subsidiaries (Details) [Line Items]
Name of subsidiaries	Henan Found Mining Co. Ltd. ("Henan Found")
Principal activity	Mining
Place of incorporation	China
Ownership interest	77.50%
Subsidiary Twelve [Member]
Material Accounting Policies - Schedule of Material Subsidiaries (Details) [Line Items]
Name of subsidiaries	Xinshao Yunxiang Mining Co., Ltd. ("Yunxiang")
Principal activity	Mining
Place of incorporation	China
Ownership interest	70.00%
Mineral properties	BYP
Subsidiary Thirteen [Member]
Material Accounting Policies - Schedule of Material Subsidiaries (Details) [Line Items]
Name of subsidiaries	Guangdong Found Mining Co. Ltd. ("Guangdong Found")
Principal activity	Mining
Place of incorporation	China
Ownership interest	99.00%
Mineral properties	GC
Subsidiary Fourteen [Member]
Material Accounting Policies - Schedule of Material Subsidiaries (Details) [Line Items]
Name of subsidiaries	Shanxi Xinbaoyuan Mining Co., Ltd. ("Xinbaoyuan")
Principal activity	Mining
Place of incorporation	China
Ownership interest	77.50%
Mineral properties	Kuanping
Subsidiary Fifteen [Member]
Material Accounting Policies - Schedule of Material Subsidiaries (Details) [Line Items]
Name of subsidiaries	Curimining S.A(ii)	[1]
Principal activity	Mining
Place of incorporation	Ecuador
Ownership interest	75.00%
Mineral properties	El Domo
Subsidiary Sixteen [Member]
Material Accounting Policies - Schedule of Material Subsidiaries (Details) [Line Items]
Name of subsidiaries	Condormine S.A(ii)	[1]
Principal activity	Mining
Place of incorporation	Ecuador
Ownership interest	98.70%
Mineral properties	Condor

[1]	Entities added as part of the Adventus acquisition set out in Note 3
[2]	British Virgin Islands ("BVI")